Consolidated Statements of Financial Position € in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Non-current assets
Intangible assets	€ 13,238	€ 14,146
Property, plant and equipment	168,264	66,605
Right-of-use assets	32,129	33,984
Other assets	1,731	6,322
Deferred tax assets	2,861	445
Total non-current assets	218,223	121,502
Current assets
Inventories	56,159	14,531
Trade receivables	18,504	1,014
Contract assets		808
Other financial assets	4,648	2,619
Prepaid expenses and other assets	49,244	48,289
Cash and cash equivalents	811,464	1,322,593
Total current assets	940,019	1,389,854
Total assets	1,158,242	1,511,356
Equity
Issued capital	22,454	21,655
Capital reserve	1,728,658	1,334,704
Treasury Shares	(5,817)
Accumulated deficit	(1,056,785)	(645,069)
Other comprehensive income	(34)	57
Total equity	688,476	711,347
Non-current liabilities
Finance Liabilities		25,189
Lease liabilities	25,423	26,853
Contract liabilities	86,345	500,061
Other liabilities	264	284
Total non-current liabilities	112,032	552,387
Current liabilities
Lease liabilities	3,469	3,234
Trade and other payables	127,703	21,685
Other liabilities	170,073	64,326
Income taxes payable	739	392
Contract liabilities	55,750	157,985
Total current liabilities	357,734	247,622
Total liabilities	469,766	800,009
Total equity and liabilities	€ 1,158,242	€ 1,511,356